Non-Current Financial Asset (Tables)	12 Months Ended
Dec. 31, 2024
Non-Current Financial Asset [Abstract]
Schedule of Fair Value Through Other Comprehensive Income	The change in fair value of the unlisted equity investment from the date of initial recognition to December 31, 2024 was insignificant.
2024
US$
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	600,000

Total	600,000